Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues	$ 402	$ 688
Research and development expenses	(7,054)	(3,960)
General and administrative expenses	(1,455)	(1,333)
Operating loss	(8,107)	(4,605)
Total financial expenses, net	(128)	(288)
Net loss	(8,235)	(4,893)
Total comprehensive loss	(8,235)	(4,893)
Deemed dividend	(715)
Net loss attributed to ordinary shareholders	$ (8,950)	$ (4,893)
Basic and diluted net loss per share	$ (0.04)	$ (0.08)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	254,940,675	59,321,108